United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3375

                      (Investment Company Act File Number)


                              Federated GNMA Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                 (412) 288-1900 (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 1/31/06
                                                      -------


                Date of Reporting Period: Quarter ended 10/31/05
                                               ----------------------







Item 1.     Schedule of Investments


FEDERATED GNMA TRUST
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

    Principal
    Amount                                                                        Value

                       MORTGAGE BACKED SECURITIES--98.8%
                       Government National Mortgage
                              Association--98.8%(1)
$   107,909,295 (2)    5.000%, 12/20/2032 - 11/20/2035                      $   105,338,566
    253,166,752 (2)    5.500%, 10/15/2032 - 11/20/2035                          253,075,073
    146,445,112        6.000%, 11/15/2023 - 8/15/2035                           149,257,519
    72,279,460  (2)    6.500%, 10/15/2023 - 11/15/2035                           75,094,312
    30,394,528         7.000%, 6/15/2027 - 11/20/2034                            32,032,103
    12,718,299         7.500%, 3/15/2007 - 9/15/2032                             13,534,643
    5,565,485          8.000%, 11/15/2027 - 8/15/2032                             5,983,131
     357,773           8.500%, 10/15/2029 - 3/15/2030                               384,453
                           TOTAL MORTGAGE BACKED
                                   SECURITIES
                           (IDENTIFIED COST $632,238,914)                       634,699,800

                       REPURCHASE AGREEMENTS--18.6%
    7,187,000          Interest in $3,500,000,000 joint repurchase
                       agreement 4.040%, dated 10/31/2005 under
                       which Bank of America N.A. will repurchase a
                       U.S. Government Agency security with a
                       maturity of 7/1/2035 for $3,500,392,778 on
                       11/1/2005. The market value of the underlying
                       securities at the end of the period was
                       $3,570,000,001.                                            7,187,000
    56,000,000(3,)(4)  Interest in $56,000,000 joint repurchase agreement
                       3.930%, dated 10/20/2005 under which Goldman Sachs & Co.
                       will repurchase a U.S. Government Agency security with a
                       maturity of 2/1/2033 for $56,195,627 on 11/21/2005. The
                       market value of the underlying securities at the end of
                       the
                       period was $57,120,000.                                   56,000,000
    56,000,000(3,)(4)  Interest in $56,000,000 joint repurchase agreement 3.930%, dated 10/20/2005 under
                       which UBS Securities LLC will repurchase U.S.
                       Government Agency securities with various
                       maturities to 11/15/2029 for $56,195,627 on
                       11/21/2005. The market value of the
                       underlying securities at the end of the
                       period was $57,786,597.                                   56,000,000
                           TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED
                           COST)                                                119,187,000
                           TOTAL INVESTMENTS -
                           117.4%
                            (IDENTIFIED COST $751,425,914)(5)                   753,886,800
                           OTHER ASSETS AND LIABILITIES - NET -
                           (17.4)%                                             (111,498,770)
                           TOTAL NET ASSETS - 100%                          $   642,388,030

1 Because of monthly principal payment, the average lives of the Government National Mortgage Association Modified Pass-Through Securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2 All or a portion of these securities are subject to dollar-roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended October 31, 2005, was as follows:
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
          Maximum amount outstanding during             $112,041,048
                   the period
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
          Average amount outstanding during              $99,230,612
                  the period(1)
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
          Average shares outstanding during              59,185,413
                   the period
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
          Average debt per shares                      1.68
          outstanding during the period
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
        1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended October 31, 2005.

 3        Securities held as collateral for dollar-roll transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At October 31, 2005, the cost of investments for federal tax purposes amounts to $751,425,914. The net unrealized appreciation of investments for federal tax purposes was $2,460,886. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,768,435 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,307,549.

==============================================================================
Note:
     The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation
For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and the asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
















Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated GNMA Trust

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)
Date        December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2005


By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
Date        December 22, 2005